Restructuring and Relocation - HQ Relocation (Details) (USD $)	3 Months Ended		9 Months Ended		3 Months Ended						12 Months Ended		3 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013 Headquarters Relocation	Jun. 30, 2013 Headquarters Relocation	Mar. 31, 2013 Headquarters Relocation	Sep. 30, 2012 Headquarters Relocation	Jun. 30, 2012 Headquarters Relocation	Mar. 31, 2012 Headquarters Relocation	Dec. 31, 2012 Headquarters Relocation	Dec. 31, 2011 Headquarters Relocation position	Sep. 30, 2013 Headquarters Relocation Total Exit Costs	Jun. 30, 2013 Headquarters Relocation Total Exit Costs	Mar. 31, 2013 Headquarters Relocation Total Exit Costs	Sep. 30, 2012 Headquarters Relocation Total Exit Costs	Jun. 30, 2012 Headquarters Relocation Total Exit Costs	Mar. 31, 2012 Headquarters Relocation Total Exit Costs	Sep. 30, 2013 Headquarters Relocation One-Time Termination Costs	Jun. 30, 2013 Headquarters Relocation One-Time Termination Costs	Mar. 31, 2013 Headquarters Relocation One-Time Termination Costs	Sep. 30, 2012 Headquarters Relocation One-Time Termination Costs	Jun. 30, 2012 Headquarters Relocation One-Time Termination Costs	Mar. 31, 2012 Headquarters Relocation One-Time Termination Costs	Sep. 30, 2013 Headquarters Relocation Relocation, Recruiting, and Other Costs	Jun. 30, 2013 Headquarters Relocation Relocation, Recruiting, and Other Costs	Mar. 31, 2013 Headquarters Relocation Relocation, Recruiting, and Other Costs	Sep. 30, 2012 Headquarters Relocation Relocation, Recruiting, and Other Costs	Jun. 30, 2012 Headquarters Relocation Relocation, Recruiting, and Other Costs	Mar. 31, 2012 Headquarters Relocation Relocation, Recruiting, and Other Costs	Sep. 30, 2013 Headquarters Relocation Other Relocation Costs	Jun. 30, 2013 Headquarters Relocation Other Relocation Costs	Mar. 31, 2013 Headquarters Relocation Other Relocation Costs	Sep. 30, 2012 Headquarters Relocation Other Relocation Costs	Jun. 30, 2012 Headquarters Relocation Other Relocation Costs	Mar. 31, 2012 Headquarters Relocation Other Relocation Costs
Restructuring Cost and Reserve [Line Items]
Approximate number of positions relocated from Cincinnati												300
Approximate number of positions relocated from elsewhere in the US												100
Relocation expected cost											$ 30,000,000
Relocation expected capital expenditures											5,000,000
Relocation, cost incurred to date					26,000,000
Relocation, cost incurred to date, capital expenditures					5,000,000
Restructuring Reserve Roll Forward
Beginning balance					737,000	2,006,000	3,027,000	8,079,000	7,027,000	5,655,000	5,655,000		737,000	2,006,000	3,109,000	7,797,000	7,027,000	5,547,000	596,000	1,204,000	2,031,000	5,700,000	5,899,000	5,303,000	141,000	802,000	1,078,000	2,097,000	1,128,000	244,000	0	0	(82,000)	282,000	0	108,000
Amounts expensed	(4,000)	20,272,000	254,000	30,905,000	96,000	(7,000)	199,000	6,466,000	6,770,000	3,863,000			96,000	(7,000)	117,000	4,930,000	4,707,000	3,515,000	(89,000)	(23,000)	63,000	748,000	1,026,000	1,131,000	185,000	16,000	54,000	4,182,000	3,681,000	2,384,000	0	0	82,000	1,536,000	2,063,000	348,000
Amounts paid					(530,000)	(1,262,000)	(1,220,000)	(9,214,000)	(5,718,000)	(2,491,000)			(530,000)	(1,262,000)	(1,220,000)	(7,534,000)	(3,937,000)	(2,035,000)	(298,000)	(585,000)	(890,000)	(2,831,000)	(1,225,000)	(535,000)	(232,000)	(677,000)	(330,000)	(4,703,000)	(2,712,000)	(1,500,000)	0	0	0	(1,680,000)	(1,781,000)	(456,000)
Ending balance					$ 303,000	$ 737,000	$ 2,006,000	$ 5,331,000	$ 8,079,000	$ 7,027,000	$ 3,027,000	$ 5,655,000	$ 303,000	$ 737,000	$ 2,006,000	$ 5,193,000	$ 7,797,000	$ 7,027,000	$ 209,000	$ 596,000	$ 1,204,000	$ 3,617,000	$ 5,700,000	$ 5,899,000	$ 94,000	$ 141,000	$ 802,000	$ 1,576,000	$ 2,097,000	$ 1,128,000	$ 0	$ 0	$ 0	$ 138,000	$ 282,000	$ 0